VARIABLE INTEREST ENTITIES (Details Textual) (Powell River Energy Inc [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Powell River Energy Inc [Member]
Percentage Of Comprehensive Income (Loss) In Minority Interest		50.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage, Sold		50.001%
Repayments of Unsecured Debt		12.7
Percentage Of Purchases Of Power Generation From Affiliates1		100.00%
Variable Interest Entity, Percentage of Inclusion of Earnings in Consolidated Statements	100.00%	100.00%